Contingent Liabilities, Commitments and Charges (Details Narrative) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Oct. 31, 2018	Feb. 22, 2018	Sep. 30, 2017	Jul. 31, 2015	Apr. 30, 2014	Mar. 31, 2014	Aug. 25, 2013	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Description of distribution fees payment								The distributor is obligated to pay the Company distribution fees of 190 million Yen (approximately $1.8 million), whereby 100 million Yen (approximately $1 million as of December 31, 2020) paid in September 2013 and 90 million Yen (approximately $0.8 million as of December 31, 2020) paid in 2019.
Revenue target								10.00%
Description of development plan		The Company's approved budget for the development plan is NIS 1.1 million, of which 66% (approximately NIS 0.7 million) which will be provided to the Company as a non-royalty bearing grant over the term of the plan.					The plan was approved for three years and extended up to five years, in the framework of which the Company was approved work plans with participation rate of up to 66% of a non-royalty bearing grant.
Description of annual work plan	The MAGNET committee approved an annual work plan for the fifth year with the budget of NIS 2,300, of out of which 55% (NIS 1,300) was provided to the Company as non-royalty bearing grants to date.		The MAGNET committee approved an annual work plan for the fifth year with the budget of NIS 2,300, of out of which 55% (NIS 1,300) was provided to the Company as non-royalty bearing grants to date.
Exclusivity fee					$ 1,000
Royalties fixed annual amount								$ 2
Current provision for royalties								$ 226	$ 124
Description of royalty payment								a)1% of net sales systems based upon certain patents (which include technology licensed from PHS); b)3% for the first $10,000 of net sales, and 2% for net sales over $10,000, for all other Deep TMS products solely based on certain patents licensed exclusively from Yeda provided however in the event that the products are sold to a sublicensee and are thereafter sold by such sublicensee, the royalties paid to Yeda will be based on the higher of the net sales by the licensee or the net sales of the sale by the sublicensee.c)4%-8% of the net cash proceeds that the Company receives in respect of granting sublicenses or options for sublicenses dependent on the patents licensed.
Fixed rate								5.00%
Refundable fees				$ 600
Marketing and Distribution Agreement [Member]
IfrsStatementLineItems [Line Items]
Marketing and distribution agreement, description						In March 2014, the Company entered into an exclusive marketing and distribution agreement of the Company's system with a third party in Israel for a maximum period of 15 years, subject to meeting minimum sales targets as set in the agreement. In April 2014, the distributor paid the Company a one-time exclusivity fee of NIS 1 million. Effective July 2019, the Company assumed direct operations for customers in Israel, after terminating its distribution agreement with its Israeli distributor, pursuant to which a portion of the exclusivity fee (up to NIS 600) was determined to be refundable depending on future sales.
Sub-license agreement [Member]
IfrsStatementLineItems [Line Items]
Revenue target								8.00%
Current provision for royalties								$ 259
Description of royalty payment								In return, Inc is committed to pay PHS royalties at fixed annual amount of $2 from January 1, 2004 and royalties of 2% of net sales beyond this amount as defined in the agreement.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Royalties rates								1.60%
Top of range [member]
IfrsStatementLineItems [Line Items]
Royalties rates								2.00%